Mobile Financial Services activities - Book value of financial assets (Details) - Operating segments [member] - Orange Bank Operating Segment Member - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 225	€ 313	€ 387
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Other financial assets	3,173	2,708	2,363
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets	79	79	360
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	38	50	73
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	32	296	441
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equity securities [Member]
Disclosure of financial assets [line items]
Other financial assets	€ 3	€ 3	€ 3